INCOME TAXES AND TAX RECEIVABLE (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2008	Apr. 30, 2012	Nov. 30, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes and Tax Receivable [Abstract]
Income tax expense				$ 387,561	$ 149,228	$ 1,041,398	$ 1,120,306	$ 1,706,966	$ 1,190,556
Effective tax rate						15.00%	14.60%	17.10%	12.54%
Preferential tax rate		12.50%	12.50%			12.50%		12.50%
Percentage of underpayment of income tax on net income									3.00%
Uniform, standarad and enterprise tax rate	25.00%	25.00%				25.00%		25.00%	25.00%
Understated income tax									220,032
Income tax underpayment penalty								220,032
Unrecognized tax benefits
Deferred tax liability				$ 323,549		$ 323,549		$ 303,567	$ 264,040
Income Tax Examination, Description								Company pays enterprise income taxes at rate of 25% on a quarterly basis, and upon annual tax settlement done by the Company and the tax authority in five (5) months after December 31 the tax authority will refund the Company the excess enterprise income taxes it paid beyond the rate of 12.5%.